18. Employee benefits (Details Narrartive) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Performance Award Program [Member]
Disclosure of net defined benefit liability (asset) [line items]
Additional provision				$ 311
Amount expects to disburse	$ 2,023	$ 128	$ 754	$ 435	$ 645
Profit sharing [member]
Disclosure of net defined benefit liability (asset) [line items]
Percentage of net income distributed to shareholders				6.25%
Percentage of dividend distributed to shareholders				25.00%
Profit sharing expense					$ 43	$ 442